Consoolidated Statements of Cash Flows - Quarterly (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (158,822)	$ (524,731)	$ (5,865,761)	$ (3,864,001)	$ (3,864,001)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock based compensation	11,230	41,139	126,500		1,284,325
Depreciation and amortization	34,060	33,547	120,117		91,474
Amortization of debt discount		7,407	7,407		450,771
Change in fair value of derivative liabilities	(196,307)		2,650,369		(317,080)
Changes in operating assets and liabilities:
Accounts receivable	564,365	(87,361)	(799,533)		(39,862)
Prepaid and other current assets	(16,204)	24,677	(23,728)		(91,066)
Due from related party	5,131	23,316	(96,863)
Accounts payable	537,667	73,445	(265,511)		(1,231,946)
Other current liabilities	(583,957)	(39,091)	2,179,965		(95,758)
Net cash provided by (used in) operating activities	197,163	(447,652)	(1,765,060)		(3,152,181)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(63,247)	(24,918)	(112,074)		(153,183)
Payment of loan receivable - related party	(80,000)		(1,000)		(220,674)
Collection of amounts due from related parties	300		700		226
Net cash used in investing activities	(142,947)	(24,918)	(2,001,506)		(511,348)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of loans payable	(9,006)	(232,018)	(232,018)		(344,483)
Proceeds from common stock issued		1,100,000	1,100,000		6,336,250
Proceeds from exercise of warrants	400,000		400,000
Proceeds from issuance of common stock purchase options		500,000	500,000
Net cash provided by financing activities	390,994	1,367,982	1,767,982		6,250,980
Effect of exchange rate changes on cash	2,627	(3,181)	(6,840)		(5,954)
Net change in cash	447,837	892,231	(2,005,424)		2,581,497
Cash, beginning of period	1,329,389	3,334,813	3,334,813	3,334,813	753,316
Cash, end of period	1,777,226	4,227,044	1,329,389	3,334,813	3,334,813
Supplemental cash flow information
Cash paid for interest		3,333	3,333		126,818
Cash paid for taxes
Non-cash transactions:
Resolution of derivative liabilities upon exercise of warrants	$ 240,258		$ 1,792,582	$ 708,611	$ 708,611